Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document and Entity Information
Entity Registrant Name	Jacksam Corp
Entity Central Index Key	0000860543
Document Type	S-1
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2018
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false